Cover	Feb. 01, 2022
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Amendment No. 1 to Current Report on Form 8-K/A is being filed with the Securities and Exchange Commission (the “Commission”) solely to amend and supplement Item 9.01 of the Current Report on Form 8-K filed by First Interstate BancSystem, Inc. (“First Interstate” or the “Company”) on February 1, 2022, regarding the completion of its merger (the “Merger”) with Great Western Bancorp, Inc. (“Great Western”) on February 1, 2022, pursuant to the Agreement and Plan of Merger, dated as of September 15, 2021 (the “Merger Agreement”), by and between First Interstate and Great Western. As noted below, First Interstate has determined that the financial statements of Great Western are not required in the Current Report on Form 8-K, as amended by this Current Report on Form 8-K/A, because “substantially the same” information was previously reported, as contemplated under Rule 12b-2 of the Securities Exchange Act of 1934, as amended, in the Joint Proxy Statement/Prospectus forming a part of First Interstate’s Registration Statement on Form S-4, as amended (File No. 333- 260771), initially filed on November 24, 2021 and declared effective by the Commission on December 16, 2021 (the “Registration Statement”).
Document Period End Date	Feb. 01, 2022
Entity File Number	001-34653
Entity Registrant Name	FIRST INTERSTATE BANCSYSTEM, INC.
Entity Central Index Key	0000860413
Entity Tax Identification Number	81-0331430
Entity Incorporation, State or Country Code	MT
Entity Address, Address Line One	401 North 31st Street
Entity Address, City or Town	Billings
Entity Address, State or Province	MT
Entity Address, Postal Zip Code	59116-0918
City Area Code	406
Local Phone Number	255-5390
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A common stock, no par value
Trading Symbol	FIBK
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false